                      SUPPLEMENT DATED MAY 11, 2004 TO THE
                        PROSPECTUS OF THE MCMORGAN FUNDS

The following information should be inserted under "Other Investment Strategies and Risks" on page 29 of the Prospectus dated October 15, 2003 for the McMorgan
Funds:

SPECIAL MORTGAGE TRANSACTIONS

The Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund may enter into the following types of mortgage transactions:

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

TO BE ANNOUNCED SECURITIES (TBAS)
In a "To Be Announced Securities" transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. Each Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. These transactions may result in a form of leverage and increase a fund's overall investment exposure.

DOLLAR ROLLS
Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may result in a form of leverage, increase a fund's overall interest rate exposure, and increased portfolio turnover rate, which increases transaction costs and may increase taxable gains.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                      SUPPLEMENT DATED MAY 11, 2004 TO THE
                        PROSPECTUS OF THE MCMORGAN FUNDS

The following information should be inserted under "Other Investment Strategies and Risks" on page 11 of the Prospectus dated October 15, 2003 for the McMorgan Balanced Fund, Class Z Shares:

SPECIAL MORTGAGE TRANSACTIONS

The Fund may enter into the following types of mortgage transactions:

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

TO BE ANNOUNCED SECURITIES (TBAS)
In a "To Be Announced Securities" transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. Each Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. These transactions may result in a form of leverage and increase a fund's overall investment exposure.

DOLLAR ROLLS
Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may result in a form of leverage, increase a fund's overall interest rate exposure, and increased portfolio turnover rate, which increases transaction costs and may increase taxable gains.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                      SUPPLEMENT DATED MAY 11, 2004 TO THE
                        PROSPECTUS OF THE MCMORGAN FUNDS

The following information should be inserted under "Other Investment Strategies and Risks" on page 11 of the Prospectus dated October 15, 2003 for the McMorgan Intermediate Fixed Income Fund, Class Z Shares:

SPECIAL MORTGAGE TRANSACTIONS

The Fund may enter into the following types of mortgage transactions:

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

TO BE ANNOUNCED SECURITIES (TBAS)
In a "To Be Announced Securities" transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. Each Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. These transactions may result in a form of leverage and increase a fund's overall investment exposure.

DOLLAR ROLLS
Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may result in a form of leverage, increase a fund's overall interest rate exposure, and increased portfolio turnover rate, which increases transaction costs and may increase taxable gains.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                      SUPPLEMENT DATED MAY 11, 2004 TO THE
                        PROSPECTUS OF THE MCMORGAN FUNDS

The following information should be inserted under "Other Investment Strategies and Risks" on page 11 of the Prospectus dated October 15, 2003 for the McMorgan Fixed Income Fund, Class Z Shares:

SPECIAL MORTGAGE TRANSACTIONS

The Fund may enter into the following types of mortgage transactions:

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

TO BE ANNOUNCED SECURITIES (TBAS)
In a "To Be Announced Securities" transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. Each Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. These transactions may result in a form of leverage and increase a fund's overall investment exposure.

DOLLAR ROLLS
Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may result in a form of leverage, increase a fund's overall interest rate exposure, and increased portfolio turnover rate, which increases transaction costs and may increase taxable gains.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                      SUPPLEMENT DATED MAY 11, 2004 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                              OF THE MCMORGAN FUNDS

The following information should be inserted under "Mortgage-Related and Other Asset-Backed Securities" on page 25 of the Statement of Additional Information dated January 2, 2004 for the McMorgan Funds:


DOLLAR ROLL TRANSACTIONS

The Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund may enter into dollar roll transactions. In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because a Fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the Fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a Fund may depend upon the Advisor's ability to predict mortgage prepayments and interest rates. Dollar roll transactions may result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

 A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.